BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
UNAUDITED CONDENSED BALANCE SHEETS
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	200,000,000	200,000,000	200,000,000
Common shares, shares issued	2,000,000	2,000,000	2,000,000
Common shares, shares outstanding	2,000,000	2,000,000	2,000,000
Temporary Equity, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized		200,000,000	200,000,000
Temporary equity, shares outstanding	856,042	953,033	8,000,000
Ordinary shares subject to possible redemption, per share	$ 10.00	$ 10.22	$ 10.00
Shares surrendered to company for cancellation		875,000	875,000